Filed with the Securities and Exchange Commission on April 30, 2014
1933 Act Registration File No. 2-10822
1940 Act File No. 811-00515

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 76	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 77	☒

THE WALL STREET FUND, INC.
(Exact Name of Registrant as Specified in Charter)

c/o Evercore Wealth Management, LLC
55 East 52nd Street, 23rd Floor, New York, New York 10055
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 822-7620

Frederick Taylor, President
The Wall Street Fund, Inc.
c/o Evercore Wealth Management, LLC
55 East 52nd Street, 23rd Floor, New York, New York 10055
 (Name and Address of Agent for Service)

Copies of all communications to:

Rachel A. Spearo, Esq.	Mark Amorosi
U.S. Bancorp Fund Services, LLC	K&L Gates LLP
615 East Michigan, 2nd Floor	1601 K Street, NW
Milwaukee, WI 53202	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒
This Post-Effective Amendment No. 76 to the Registration Statement is being filed to add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2013 for The Wall Street Fund, Inc.

THE WALL STREET FUND, INC. (Symbol: WALLX)

PROSPECTUS
April 30, 2014

The Fund seeks to produce growth of capital
by investing principally in a diversified
portfolio of common stocks.

Please read this Prospectus and keep it for future reference.
It contains important information, including information on how the Fund invests and the services it offers to shareholders.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

THE WALL STREET FUND, INC. 55 East 52nd Street, 23rd Floor New York, New York 10055 1-800-443-4693 http://www.evercorewealthfunds.com e-mail: evercorewealthfunds@evercore.com

Table of Contents - Prospectus

TABLE OF CONTENTS

Table of Contents - Prospectus

SUMMARY SECTION

Investment Objective
The primary investment objective of The Wall Street Fund, Inc. (the “Fund”) is to produce growth of capital, with a secondary objective of realization of current income through the receipt of interest or dividends from investments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Shareholder Servicing Fee	0.25%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.25%
Less: Fee Waiver/ Expense Reimbursement(1)	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.00%

(1)
Evercore Wealth Management, LLC (the “Adviser” or “EWM”) has contractually agreed to waive its fees and/or reimburse the Fund for any expenses (excluding taxes, interest, brokerage fees, and extraordinary expenses) to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 1.00% of the Fund’s average daily net assets.  This agreement will continue in effect until April 30, 2015, with successive renewal terms of one year unless terminated by the Board of Directors prior to any such renewal.  The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 1.00% of average daily net assets in the year of reimbursement.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only in the first year of the periods shown in the Example.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$372	$662	$1,489

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During its most recent fiscal year, the Fund’s portfolio turnover rate was 36.65% of the average value of its portfolio.

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Principal Investment Strategies
The Fund attempts to achieve its investment objective by investing principally in a diversified portfolio of common stocks.  Realization of current income through the receipt of interest or dividends from investments is a secondary objective, although receipt of income may accompany capital appreciation.  The Fund seeks to achieve its secondary objective of income generation through selection of dividend-paying securities.  There can be no assurance that the Fund’s investment objectives will be achieved.

There is no restriction as to the size of businesses invested in, but the Adviser intends to use fundamental analysis to analyze and invest in a portfolio mixture of large, medium and small capitalization companies, subject to the Fund’s investment restrictions and diversification status.

Analytical emphasis is focused on financial measures including pre-tax margins, return on equity and cash flow and earnings.  In addition, there will be an emphasis on understanding and evaluating the capital allocation strategy of the underlying companies.

The Adviser continuously monitors investments and assesses whether fundamentals justify continuing to hold particular securities.  If the fundamentals do not, the Fund will sell the security.

In practical application, the Fund attempts to attain its investment objectives by relying on two fundamental practices:

•	Careful selection of securities–based on the fundamental operating performance of individual companies relative to alternate investments.

•	Broad diversification among industries and their companies–fundamental to spreading the risk that is inherent in any single investment while recognizing that such risk cannot be eliminated.

Principal Risks
•
Equity Risk.  The market value of stocks or other equity securities held by the Fund may fluctuate more dramatically than other asset classes over a shorter period of time.  These price movements may result from changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

•
Smaller Companies Risk.  The risk that the securities of smaller companies may be more volatile and less liquid than the securities of large-cap companies.  Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

•
Foreign Securities Risk.  The risk of investments in foreign companies, including ADRs, which represent foreign equity securities traded on domestic exchanges, involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment.  These risks may also apply to U.S. companies that have substantial foreign operations.  In addition, investing in emerging (less developed) markets may involve higher levels of each of these risks.

•
Management Risk.  The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect or fail to produce the intended results.

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•
Medium and Large Companies Risk.  Compared to smaller companies, medium and large-cap companies may be less responsive to changes and opportunities.  At times, the stocks of larger companies may lag other types of stocks in performance.  Compared to larger companies, medium companies may have a shorter history of operations, and may have limited product lines, markets for their products or services or financial resources as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

Bar Chart and Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of additional indices of securities with characteristics similar to those that the Fund typically holds.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.evercorewealthfunds.com, or by calling the Fund toll-free at 1-800-443-4693.

Year-by-Year Total Return as of December 31

Best Quarter Q3 ‘09 = 16.94%
Worst Quarter Q4 ‘08 = -23.11%

Average Annual Total Returns as of December 31, 2013:

The Wall Street Fund	1 Year	5 Years	10 Years

Return Before Taxes	37.65%	18.60%	7.00%
Return After Taxes on Distributions	36.89%	18.45%	6.85%
Return After Taxes on Distributions and Sale of Fund Shares	21.93%	15.17%	5.70%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%
Russell 1000® Index (reflects no deduction for fees, expense or taxes)	33.11%	18.59%	7.78%

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After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser.  Evercore Wealth Management, LLC is the Fund’s investment adviser.

Portfolio Managers.  Timothy Evnin, Partner and Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since 2010.  Charles D. Ryan, Partner and Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since December 2011.  Mr. Evnin and Mr. Ryan are supported by Michael Seppelt, CFA, Partner and Portfolio Manager of the Adviser since September 2011.

Purchase and Sale of Fund Shares.  You may purchase or redeem shares by mail (The Wall Street Fund, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), or by telephone at 1-800-443-4693.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial investment for regular accounts (including IRA accounts) is $1,000.  The minimum initial investment for automatic investment plans is $1,000.  The minimum investment for subsequent investments is $100.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE AND POLICIES, RELATED RISKS AND
DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s primary investment objective is to produce growth of capital.  The Fund attempts to achieve its investment objective by investing principally in a diversified portfolio of common stocks.  Realization of current income through the receipt of interest or dividends from investments is a secondary objective, although receipt of income may accompany capital appreciation.  The Fund seeks to achieve its secondary objective of income generation through selection of dividend-paying securities.  There can be no assurance that the Fund’s investment objectives will be achieved.

There is no restriction as to the size of businesses invested in, but the Adviser intends to use fundamental analysis to analyze and invest in a portfolio mixture of large, medium and small capitalization companies, subject to the Fund’s investment restrictions and diversification status.

Analytical emphasis is focused on financial measures including pre-tax margins, return on equity and cash flow and earnings.  In addition, there will be an emphasis on understanding and evaluating the capital allocation strategy of the underlying companies.

The Adviser continuously monitors investments and assesses whether fundamentals justify continuing to hold particular securities.  If the fundamentals do not, the Fund will sell the security.

In practical application, the Fund attempts to attain its investment objectives by relying on two fundamental practices:

▪	Careful selection of securities–based on the fundamental operating performance of individual companies relative to alternate investments.

▪	Broad diversification among industries and their companies–fundamental to spreading the risk that is inherent in any single investment while recognizing that such risk cannot be eliminated.

The Fund’s investment objectives may be changed without the approval of the Fund’s shareholders, upon 60 days’ written notice to shareholders.

Temporary Investments
The Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist.  Under these circumstances, the Fund may be unable to pursue its investment objectives because it may not invest or may invest less in securities of companies that the Adviser believes have growth potential.

RISK FACTORS
The Fund is not designed to offer a complete or balanced investment program and is not suitable for all investors.  Common stocks fluctuate in price.  This means that the value of your investment in the Fund will go up and down and you could lose money on your investment.

Equity Risk.  The market value of stocks or other equity securities held by the Fund may fluctuate more dramatically than other asset classes over a shorter period of time.  These price movements may result from changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

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Smaller Companies Risk.  Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short-term.  Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.  Because the securities of smaller companies generally trade in lower volumes than larger cap securities, the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.  In addition, small companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.  Therefore, while smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.  The Fund may also choose to hold investments in companies that were once small and have become larger due to growth in their business.

Foreign Securities Risk.  Although not a principal investment strategy, the Fund may also invest a percentage of its assets in foreign securities, either directly or indirectly through limited investments in ADRs.  Investments in these types of securities involve certain inherent risks, such as heightened political and economic risks, particularly in countries with unstable governments, immature economic structures, different legal systems, economies based on few industries, and national policies restricting investments by foreigners.  There is also the risk of unpredictable government confiscation of company assets and/or other controls.  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Over a given period of time, foreign securities may underperform U.S. securities — sometimes for years. The Fund could also underperform if it invests in countries or regions whose economic performance falls short. Finally, foreign issuers may not be subject to the same uniform accounting, auditing, or financial reporting standards.

Management Risk.  The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.  If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Medium and Large Companies Risk.  Compared to smaller companies, medium and large-cap companies may be less responsive to changes and opportunities.  At times, the stocks of larger companies may lag other types of stocks in performance.  The stocks of medium companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns.  Compared to larger companies, medium companies may have a shorter history of operations, and may have limited product lines, markets for their products or services or financial resources as compared with larger companies.  As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

Market Risk.  The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.  The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investment sentiment generally.  Changes in the financial condition of a single issuer can impact a market as a whole.  The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.  During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.  Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.  In addition, markets and market-participants are increasingly reliant upon both publicly available and proprietary information data systems.  Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large.  In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

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Issuer Risk.  The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of an issuer’s securities may decline because of a variety of factors, including management performance, disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or the competitive environment.  A change in the financial condition of a single issuer may affect securities markets as a whole.  Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

Asset Class Risk.  The securities in the Fund’s portfolio may underperform the returns of other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors.  Various types of securities tend to experience cycles of outperformance and underperformance in comparison to each other and the general securities markets.

Portfolio Turnover Risk.  The Fund may engage in active and frequent trading and have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.  With a high portfolio turnover rate, it is possible that the Fund may distribute sizable capital gain distributions to shareholders, regardless of the Fund’s performance.

PORTFOLIO HOLDINGS DISCLOSURE
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The Annual and Semi-Annual Reports will be available by contacting The Wall Street Fund, Inc. c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-443-4693 and on the SEC’s website at www.sec.gov.  In addition, the Fund will make its Portfolio holdings information publicly available by posting the information on the Fund’s website on a monthly basis.

HOW TO PURCHASE SHARES

Minimum Initial Investment
You may open a Fund account with a minimum investment of the following amounts:

▪	$1,000 or more for regular accounts (including IRA accounts)
▪	$1,000 or more for automatic investment plans

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Minimum Additional Investment
You may make subsequent investments to your Fund account at any time with the following minimum:

▪	$100 or more

Good Order Purchase Requests:
When making a purchase request, make sure your request is in good order.  “Good order” means your request includes:

▪	the name of the Fund
▪	the dollar amount of shares to be purchased
▪	account application form or investment stub
▪	check payable to The Wall Street Fund, Inc.

All purchases by check must be in U.S. dollars and drawn on U.S. banks.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line pay checks, or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

How Purchases may be Made

Through a broker/dealer or other intermediary
You can purchase shares of the Fund through asset management programs or services offered or administered by broker-dealers, fee-based financial planners, financial institutions or other service providers that have entered into agreements with the Fund.  Once you have opened your account with your intermediary, you must purchase all additional shares through your intermediary.  The intermediary is responsible for sending your purchase order to the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).  Please keep in mind that your broker-dealer or other intermediary may charge additional fees for its services.

By mail
You can purchase shares of the Fund directly from the Transfer Agent.  To open an account, complete an account application form and send it together with your check to the address below.  To make additional investments once you have opened your account, send your check together with the detachable form that is included with your Fund account statement or confirmation.  You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below.

	Regular Mail The Wall Street Fund, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery The Wall Street Fund, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

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NOTE:	The Fund and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent or the Fund.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Fund at 1-800-443-4693 if you need additional assistance when completing your application.

If an investor does not provide the Transfer Agent with sufficient information for the Transfer Agent to establish a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction for the account until the investor provides the Transfer Agent with the necessary information.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO/FPO addresses.

By telephone
If you accepted telephone options on your account application, and your account has been open for at least 15 days, call the Fund toll-free at 1-800-443-4693 and you will be allowed to move money from your bank account to your Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  For security reasons, requests by telephone will be recorded.  Your purchase will take place at the net asset value determined on the day your order is placed, provided that your order is received prior to 4 p.m. Eastern time.

By wire
If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  Your bank must include the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied.  Your bank should transmit funds by wire to:

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U.S. Bank, National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin  53202
ABA #:  075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit:
The Wall Street Fund, Inc.
(shareholder registration)
(shareholder account number)

Before sending your wire, please contact the Transfer Agent at 1-800-443-4693 to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Wire funds must be received prior to 4:00 p.m. (Eastern time) to be eligible for same day pricing.  The Fund and U.S. Bank, N.A. are not responsible for the consequence of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Through an automatic investment plan
If you intend to use the Automatic Investment Plan (“AIP”), you may open your account with an initial minimum investment of $1,000.  Once your account has been opened, you may purchase shares of the Fund through the AIP in amounts of at least $100.  If you chose this option, funds will be automatically transferred from your bank account monthly.  To be eligible for this plan, your bank must be a domestic institution that is an ACH member.  The Fund may modify or terminate the AIP at any time.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application.  Any request to change or terminate your AIP should be submitted to the Transfer Agent five business days prior to effective date.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-443-4693 to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

HOW TO REDEEM SHARES

You may request redemption of your shares at any time.  Your shares will be redeemed at the next net asset value (“NAV”) per share calculated after your order is received in good order by the Fund or its agents.  “Good order” means your letter of instruction includes:

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▪	the name of the Fund
▪	the dollar amount or the number of shares to be redeemed
▪	signatures of all registered shareholders exactly as the shares are registered, including a signature guarantee when applicable
▪	the account number

How Redemptions may be Made

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.

Through a broker/ dealer or other intermediary
If you purchased your shares through a broker-dealer or other financial intermediary, your redemption order should be placed through the same organization.  Your broker or financial consultant is responsible for sending your redemption order to the Transfer Agent on a timely basis.  Please keep in mind that your broker or financial consultant may charge additional fees for its services.

By mail
If you purchased your shares directly from the Transfer Agent, you should send your written redemption request to the address below.  Your request should contain the Fund’s name, your account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all account holders sign the letter.  Additional documents are required for shareholders that are corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).  Please see the Statement of Additional Information for more information.

	Regular Mail The Wall Street Fund, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery The Wall Street Fund, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC, post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

The Transfer Agent may require a signature guarantee for certain redemptions. Please see the “Signature Guarantees” section for further details.

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By telephone
If you accepted telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount up to $50,000, but not less than $100, by calling 1-800-443-4693.  You may have a check sent to the address of record, or proceeds may be wired or sent via electronic funds transfer through the ACH network directly to your predetermined bank account.  Wires are subject to a $15 fee paid by the investor.  There is no charge when proceeds are sent via the ACH system; however credit may not be available for two to three days.  In order to have proceeds sent via ACH, your bank or financial institution must be a member of the ACH system.  A signature guarantee or signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of all shareholders to change or add telephone redemption privileges.  For security reasons, requests by telephone will be recorded.

Through a systematic withdrawal plan
If you own shares with a value of $15,000 or more, you may participate in the systematic withdrawal plan.  The systematic withdrawal plan allows you to make automatic withdrawals from your Fund account at regular intervals.  The minimum withdrawal amount is $250.  Money can be transferred from your Fund account to your bank account or proceeds can be mailed to you in the form of a check.  In order to establish this option, please submit a signed written request and a voided check.  Your request may also require a signature guarantee or signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.  Please call 1-800-443-4693 for information before submitting your request.  If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

Signature Guarantees - A signature guarantee of each owner is required to redeem shares in the following situations:

▪	if ownership is being changed on your account;
▪	when redemption proceeds are payable or sent to any person, address or bank account not on record;
▪	if a change of address request was received by the Transfer Agent within the last 15 calendar days; and
▪	for all written redemptions greater than $50,000 from any shareholder account.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situations.  Non-financial transactions including establishing or modifying certain services on an account will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Signature guarantees are designed to protect both you and the Fund from fraud.  Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker/dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission (“SEC”).  Notaries cannot provide signature guarantees.

We may waive these requirements in certain instances where it appears reasonable to do so and it will not unduly affect the interests of other shareholders.

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Corporations, Trusts and Other Entities – Additional documentation is normally required in the case of corporations, fiduciaries and others who hold shares in a representative or nominee capacity.  Such documentation may include certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations.  For authorization of redemptions by a corporation, it will also be necessary to have an appropriate certified copy of resolutions on file with the Fund.  Your redemption will not become effective until we have received all documents in the form required.  It is your responsibility as the shareholder to maintain such documentation on file and in a current status.  If you have questions concerning redemption requirements, please write or telephone us well ahead of an anticipated redemption in order to avoid any possible delay.

Individual Retirement Accounts (“IRAs”) – Shareholders who redeem shares held in an IRA must indicate on their redemption requests whether or not to withhold federal income taxes.  If not, this type of redemption will be subject to federal income tax withholding.

POLICY AND PROCEDURES TO PREVENT SHORT-TERM TRADING
AND MARKET TIMING

The Fund is intended for long-term investors and discourages excessive short-term trading and other abusive trading practices that may disrupt portfolio management strategies, harm fund performance and create additional transaction costs that are borne by all shareholders.

Accordingly, the Board of Directors of the Fund (the “Board”) has developed and adopted a market timing policy under which the Fund and the Transfer Agent will take steps to reduce the frequency and effect of these activities in the Fund, which includes monitoring trading activity.  The Fund monitors shareholder redemptions for market timing activity.  If such monitoring reveals excessive short-term trading or other abusive trading practices, the Fund will exercise its right to reject purchase orders from such investors.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.  In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.  The Fund or the Transfer Agent may notify the investor that a purchase order has been rejected after the day the order is placed or after acceptance by the intermediary.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

The Fund reserves the right to:

▪	Vary or waive any minimum investment requirement.
▪	Refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges, for any reason.
▪	Suspend your right to redeem shares or postpone the date of payment beyond the normal seven-day period under emergency circumstances or when the New York Stock Exchange (“NYSE”) is closed.

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▪
Reject any purchase request for any reason.  Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading).

▪
Redeem all shares in your account if your balance falls below the Fund’s minimum.  If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

▪	Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.
▪	Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.
▪
Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.

▪	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. In addition, once you place a telephone transaction request, it cannot be canceled or modified.  Telephone trades must be received by or prior to market close.  Please allow sufficient time to place your telephone transaction.

During periods of significant economic or market changes, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the request to:

The Wall Street Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

SHAREHOLDER SERVICES

The following services are also available to shareholders through the Adviser:

▪	Uniform Transfers (Gifts) to Minors accounts
▪	Accounts for corporations or partnerships
▪	Prototype Retirement Plans suitable for the self-employed, including sole proprietors, partnerships and corporations.
▪	Traditional IRA
▪	Roth IRA
▪	Coverdell Educational Savings Account
▪	Simplified Employee Pensions (SEPs)

To obtain the appropriate disclosure documentation and complete information on how to open a retirement account, call 1-800-443-4693.

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SHAREHOLDER SERVICING AGREEMENT

The Fund has entered into a shareholder servicing agreement (a “Servicing Agreement”) with the Adviser pursuant to which the Adviser may compensate certain persons who provide shareholder services, including, among other things, answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders.  For services provided under the Servicing Agreement, the Adviser receives fees from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund.

HOW SHARE PRICE IS DETERMINED

Shares of the Fund are purchased or redeemed at the NAV per share next calculated after your purchase order and payment or redemption order is received in good order (as defined above).  The NAV per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern time) except on days on which the NYSE is closed for trading.  The NAV per share calculation is made by subtracting from the Fund’s total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation.

Each security owned by the Fund that is listed on an exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of that exchange which it generally considers to be the principal exchange on which the stock is traded.  Lacking sales, the security is valued at the mean between the last current closing bid and asked prices.  An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board.  The fair value of a security is the amount, which the Fund might reasonably expect to receive upon a current sale.  The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value.  Market quotations may not be available, for example, if trading in a particular security was halted during the day and not resumed prior to the close of trading on the NYSE.

Trading in foreign securities markets is generally completed each day at various times prior to the close of the NYSE.  The values of foreign securities held by the Fund will be determined as of such times for purposes of determining the NAV of the Fund.  If events which materially affect the value of foreign securities, if any, held by the Fund occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at “fair value” as described above.

MANAGEMENT OF THE FUND

The Fund’s investment adviser, EWM, located at 55 East 52nd Street, 23rd Floor, New York, NY 10055, was founded in 2008.  The Adviser managed over $4.9 billion in assets as of December 31, 2013.  The Adviser provides research, statistical, advisory and managerial services to the Fund in return for an advisory fee paid monthly.

The persons responsible for the Fund’s management are Timothy Evnin, Partner and Portfolio Manager of the Adviser since October 2009, and Charles D. Ryan, Partner and Portfolio Manager of the Adviser since September 2008. Mr. Evnin and Mr. Ryan are supported by Michael Seppelt, CFA, Partner and Portfolio Manager of the Adviser since September 2011.  Mr. Evnin has over twenty years of experience managing balanced portfolios for high net worth clients, equity accounts for institutional clients and equity mutual funds and has served as Portfolio Manager of the Fund since 2010.  Mr. Ryan has over 20 years of experience managing equity portfolios for high net worth clients and equity mutual funds and has served as Portfolio Manager of the Fund since December 2011.  Mr. Ryan was previously a Managing Director for U.S. Trust and a portfolio manager in the Growth Equity Strategy Group at U.S. Trust.  Prior to that, he was with BNY Asset Management, the institutional investment arm of The Bank of New York, where he was Head of the Equity Division.  While at the Bank of New York, Mr. Ryan was the co-manager of the bank's largest mutual fund, The Hamilton Equity Income Fund.  Mr. Seppelt has over 10 years of experience managing equity portfolios for high net worth clients and has worked with the Fund since February 2014.  Prior to joining EWM in 2011, Mr. Seppelt was previously an investment principal and a portfolio manager at Lowry Hill.  Prior to that, he worked as a portfolio management assistant at Wells Fargo Private Asset Management.  Mr. Seppelt holds the Chartered Financial Analyst designation.

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The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the Fund.

An annual fee at the rate of 0.50% of the Fund’s average daily net assets is payable to the Adviser for its services under the Fund’s investment advisory agreement.  For the fiscal year ended December 31, 2013, the Adviser received management fees of 0.25% of the Fund’s average daily net assets, net of expenses reimbursed to the Fund.  The Adviser has also agreed to waive its fee and reimburse the Fund for any expenses (including the advisory fee but excluding taxes, interest, brokerage fees and extraordinary expenses) to the extent necessary to ensure that the Fund’s Total Annual Operating Expenses do not exceed 1.00% of the Fund’s average daily net assets.  This agreement will continue in effect until April 30, 2015, with successive renewal terms of one year unless terminated by the Board of Directors prior to any such renewal.  The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 1.00% of average daily net assets in the year of reimbursement.  A discussion regarding the factors considered by the Board in continuing the investment advisory agreement with the Adviser is included in the Fund’s semi-annual report for the period ended June 30, 2013.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

For federal income tax purposes, all dividends and distributions of net realized short-term capital gains you receive from the Fund are taxable as ordinary income or as qualified dividend income, whether reinvested in additional shares or received in cash, unless you are exempt from taxation or entitled to a tax deferral.  Distributions of net realized long-term capital gains you receive from the Fund, whether reinvested in additional shares or received in cash, are taxable as a capital gain.  The capital gain holding period is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Fund.  You will be informed annually as to the amount and nature of all dividends and capital gains paid during the prior year.  Such capital gains and dividends may also be subject to state or local taxes.  If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

The Fund intends to pay dividends from net investment income annually and to distribute all net realized capital gains at least annually.  In addition, the Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax or other tax on undistributed income and gains.  However, no assurances can be given that distributions will be sufficient to eliminate all taxes.  Please note, however, that the objective of the Fund is growth of capital, not the production of distributions.  You should measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.

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When a dividend or capital gain is distributed, the Fund's NAV decreases by the amount of the payment.  If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.  All dividends and capital gains distributions will automatically be reinvested in additional Fund shares at the then prevailing NAV unless you specifically request that either dividends or capital gains or both be paid in cash.  If you elect to receive distributions and dividends by check and the post office cannot deliver the check, or if the check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your Fund account at the then current NAV per share and to reinvest all subsequent distributions in shares of the Fund.

The election to receive dividends or reinvest them may be changed by writing to the Fund at:

The Wall Street Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may also change your distribution election by telephoning the Fund at 1-800-443-4693.

In order to allow sufficient processing time for a change in distribution elections, any change must be received at least 5 days prior to the record date for the distribution.

By law, the Fund must withhold a percentage of your taxable distribution and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss and holding period to the IRS on the shareholders' Consolidated Form 1099s when "covered" shares of the mutual funds are sold.  Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time.  You may choose a method other than the Fund's standing method at the time of your purchase or upon sale of covered shares.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules may apply to them.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

INDEX DESCRIPTIONS

The S&P 500® Index is an unmanaged, market capitalization weighted index based on the average weighted performance of 500 widely held common stocks.

The Russell 1000® Index is an unmanaged Index that measures the performance of the 1,000 largest U.S. companies (90% of the investable U.S. equity market) based on total market capitalization.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance during the periods shown.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information presented has been audited by Cohen Fund Audit Services, Ltd., the Fund’s independent registered public accounting firm.  The Fund’s audit report, along with the financial statements, is included in the annual report, which is available upon request.

(For a fund share outstanding throughout each period)
Year Ended December 31,

	2013	2012	2011	2010	2009
Per Share Data:
Net asset value, beginning of period	$9.84	$8.99	$8.93	$7.76	$5.79

Income from investment operations:
Net investment income (loss)(1)	0.02	0.01	0.04	(0.01)	(0.02)
Net realized and unrealized gains (losses) on investments	3.68	0.87	0.02	1.18	1.99
Total from investment operations	3.70	0.88	0.06	1.17	1.97

Less distributions:
Distributions from net investment income	(0.03)	(0.03)	—	—	—
Distributions from net realized gains from security transactions	(0.28)	—	—	—	—
Total distributions	(0.31)	(0.03)	—	—	—

Net asset value, end of period	$13.23	$9.84	$8.99	$8.93	$7.76

Total return	37.65%	9.77%	0.67%	15.08%	34.02%

Supplemental data and ratios:
Net assets, end of period (in 000’s)	$78,048	$54,216	$28,051	$20,394	$12,209
Ratio of operating expenses to average net assets, before reimbursements	1.25%	1.32%	1.47%	2.08%	1.98%
Ratio of operating expenses to average net assets, net of reimbursements	1.00%	1.00%	1.00%	1.63%	1.95%
Ratio of net investment income (loss) to average net assets, before reimbursements	(0.10)%	0.05%	(0.04)%	(0.64)%	(0.34%)
Ratio of net investment income (loss) to average net assets, net of reimbursements	0.15%	0.37%	0.43%	(0.19)%	(0.31%)
Portfolio turnover rate	36.65%	84.10%	88.29%	42.58%	49.44%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

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PRIVACY NOTICE

At The Wall Street Fund, we recognize and respect the privacy of each of our investors and their expectations for confidentiality.  The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible.  This information comes from the following sources:

•	Account applications and other required forms
•	Written, oral, electronic or telephonic communications, and
•	Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account.  We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with Federal standards to guard nonpublic personal information of our customers.

If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Fund and is incorporated by reference into this Prospectus.  The Fund’s annual and semi-annual reports to shareholders contain additional information about the Fund’s investments.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You may obtain a free copy of the Fund’s SAI on the Fund’s website at
www.evercorewealthfunds.com.

You may obtain a free copy of these documents by calling, writing or e-mailing the Fund as shown below.  You also may call the toll free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Fund by visiting the SEC’s Public Reference Room, 100 F Street, Washington, D.C. (202) 551-8090 or by visiting the Commission’s Internet site at http://www.sec.gov.  Copies of this information also may be obtained, upon payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-00515

PROSPECTUS April 30, 2014 A mutual fund that primarily invests in a diversified portfolio of common stocks.

THE WALL STREET FUND, INC. 55 East 52nd Street, 23rd Floor New York, New York 10055 1-800-443-4693 http://www.evercorewealthfunds.com e-mail: evercorewealthfunds@evercore.com	PROSPECTUS April 30, 2014 A mutual fund that primarily invests in a diversified portfolio of common stocks.

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THE WALL STREET FUND, INC. (Symbol: WALLX)

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

55 East 52nd Street, 23rd Floor, New York, New York 10055
Telephone: 1-800-443-4693
http://www.evercorewealthfunds.com
email: evercorewealthfunds@evercore.com

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus of The Wall Street Fund, Inc. (the “Fund”), dated April 30, 2014.

The audited financial statements for the Fund for the fiscal year ended December 31, 2013 are incorporated herein by reference to the Fund’s Annual Report, filed electronically with the SEC on February 28, 2014.  The Prospectus and Annual Report are available on the fund’s website at the link above or may be obtained, without charge and upon request, by writing to the above address or by calling the above phone number.

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INVESTMENT OBJECTIVES AND POLICIES

The Fund is a diversified open-end, investment management company.  In order to achieve the “growth of capital” stated as the primary investment objective in the section of the Prospectus titled, “Investment Objective and Policies,” the management of the Fund looks for undervalued investments in well-managed companies with sustainable earnings growth, thoughtful capital allocation, minimal or moderate debt, and valuable products or services.  Financial ratios such as superior profit margins, return on equity and capital, and cash flow as well as anticipated earnings growth are essential criteria.  The ability to control risk is vital to meet the Fund’s primary investment objective.  Accordingly, prudent portfolio diversification is stressed.

Investment Policies.  It is the investment policy of the Fund to invest in common stocks, convertible securities, preferred stocks, corporate bonds and securities of the United States Government or its agencies without restrictions as to the proportions of its assets invested in any type of security, subject to its investment restrictions and diversification status.  However, the Fund may invest more or less broadly than as stated above, including acquisition of debt securities, i.e. corporate bonds, convertible bonds and convertible preferreds.  The Fund will purchase corporate bonds rated no lower than investment grade, BBB by Standard & Poor’s Rating Group (“S&P”) and Baa by Moody’s Investors Services, Inc. (“Moody’s”).  See Appendix A to this Statement of Additional Information for further information regarding S&P and Moody’s ratings.  Investment grade bonds possess some speculative characteristics.  The Fund may also purchase unrated bonds when in the opinion of the investment adviser such investments are of comparable quality.  Investments in general will be made in securities of companies that have been in business for at least three years, but without regard to the period of time the securities may have been publicly traded.  Common stock investments may be traded on listed securities exchanges or over the counter without restriction.  There is no restriction as to the size of businesses invested in, but the investment adviser intends to maintain an investment portfolio mixture of small, medium and large size companies, subject to the Fund’s investment restrictions and diversification status.

Equity Securities.  The Fund may invest in equity securities.  Equity securities generally entitle the holder to participate in a company’s general operating results.  The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights.  The owner of an equity security may participate in a company’s success through the receipt of dividends that are distributions of earnings by the company to its owners.  Equity security owners may also participate in a company’s success or lack of success through increases or decreases in the value of the company’s shares as traded in the public trading market for such shares.  Equity securities generally take the form of common stock or preferred stock, as well as securities convertible into common stocks.  Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well.

Corporate Bonds.  The Fund may invest in corporate bonds.  Corporate bonds represent an obligation of the corporate issuer to repay a loan of money to it, and generally, provides for the payment of interest.  A corporate bond or debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain time period.  A company typically meets its payment obligations associated with its outstanding bonds before it declares and pays any dividend to holders of its equity securities.  Bonds and other debt securities, such as notes, debentures, and commercial paper differ in the length of the issuer’s payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

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The market value of corporate bonds and other debt securities generally varies in response to changes in interest rates and the financial condition of each issuer.  During periods of declining interest rates, the value of a bond generally increases.  Conversely, during periods of rising interest rates, the value of such securities generally declines.  These changes in market value will be reflected in the Fund’s net asset value (“NAV”) per share.

Convertible Securities.  The Fund may invest in convertible securities.  A convertible security is generally a debt obligation or preferred stock that may be converted into or exchanged for a certain amount of common stock or other equity security of the same or a different issuer.  A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock.  As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise.  Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.  Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank.  When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company.  When a convertible security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.  If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security’s true value.  This is because the holder of a convertible security will have recourse only to the issuer.  As such, the credit standing of the issuer and other factors may have an effect on the convertible security’s investment value.  In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.  If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the fund’s financial reporting, credit rating, and investment limitation purposes.  A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer’s failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action.  A preferred stock generally has no maturity date, so that its market value is dependent on the issuer’s business prospects for an indefinite period of time.  In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

Foreign Securities.  The Fund may purchase securities issued by companies organized in foreign countries provided that, as a result of any such purchase, not more than 20% of the value of the Fund’s total assets will be represented by such securities.  The Fund does not anticipate having as a principal investment strategy investment in foreign securities.  However, securities of companies located outside of the U.S. may offer significant profit opportunities, and therefore, the Fund may invest in foreign securities if these investments are consistent with the Fund’s investment objectives and policies.

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The Fund may also buy the securities of foreign issuers directly in foreign markets, and may buy the securities of issuers in developing nations.  Please see “Risks - Foreign Securities Risk” for more information.

American Depositary Receipts.  Many securities of foreign issuers are represented by American Depositary Receipts (“ADRs”).  ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank.  Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use in securities markets outside the U.S.  Please see “Risks - American Depositary Receipts Risk” for more information.

Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter.  While ADRs do not eliminate all the risk associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales.  In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on NASDAQ.  The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

ADRs may be issued under sponsored or unsponsored programs.  In sponsored programs, an issuer has made arrangements to have its securities traded in the form of an ADR.  In unsponsored programs, the issuer may not be directly involved in the creation of the program.  Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.  Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the ADR.

Illiquid Securities.  The Fund may invest in the aggregate a maximum of 15% of its net assets in illiquid securities, measured at the time of the investment. Generally, an illiquid security is an investment that is not readily marketable (i.e., it cannot be expected to be sold or disposed of within seven days at approximately the price at which it is valued by the Fund). Illiquid securities may include unregistered or other restricted securities, such as Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws) and repurchase agreements maturing in more than seven days. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid even if they are not registered in the United States.

Temporary Investments.  In anticipation of and during temporary defensive periods or when investments of the type in which the Fund intends to invest are not available at prices that the manager believes are attractive, the Fund may invest up to 100% of its total assets in: (1) securities of the U.S. government and certain of its agencies and instrumentalities that mature in one year or less from the date of purchase, including U.S. Treasury bills, notes and bonds, and securities of the Government National Mortgage Association, the Federal Housing Administration and other agency or instrumentality issues or guarantees that are supported by the full faith and credit of the U.S. government; (2) obligations issued or guaranteed by other U.S. government agencies or instrumentalities, some of which are supported by the right of the issuer to borrow from the U.S. government (e.g., obligations of the Federal Home Loan Banks) and some of which are backed by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association); (3) bank obligations, including negotiable or non-negotiable CDs (subject to the 15% aggregate limit on the Fund’s investment in illiquid securities), letters of credit and bankers’ acceptances, or instruments secured by these types of obligations, issued by banks and savings institutions that are subject to regulation by the U.S. government, its agencies or instrumentalities and that have assets of over $1 billion, unless these types of obligations are guaranteed by a parent bank that has total assets in excess of $5 billion; (4) commercial paper considered by the manager to be of high quality, which must be rated within the two highest rating categories by S&P or Moody’s or, if unrated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody’s; (5) corporate obligations including, but not limited to, corporate notes, bonds and debentures considered by the manager to be high grade or that are rated within the two highest rating categories by S&P or Moody’s; and (6) money market funds.

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RISKS

There is no assurance that the Fund will meet its investment objectives.  Investments in securities that have potential to increase in value may be subject to a greater degree of risk and may be more volatile than other types of investments.

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund’s investments decrease.  In this way, you participate in any change in the value of the securities owned by the Fund.  In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock market as a whole.

Equity Securities Risk.  While equity securities historically have provided the greatest long-term growth potential in a company, stock markets are volatile, and the prices of equity securities generally fluctuate more than other securities and reflect changes in a company’s financial condition as well as general market, economic and political conditions and other factors.  The value of an equity security may also be affected by changes in financial markets that are relatively unrelated to the issuing company or its industry, such as changes in interest rates or currency exchange rates.  Common stocks generally represent the riskiest investment in a company.  Even investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor economic conditions.  It is possible that the Fund may experience a substantial or complete loss on an individual equity investment.  While this is also possible with bonds, it is less likely.

Foreign Securities Risk.  The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects.  While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Fund.  These risks can be significantly greater for investments in emerging markets.  Investments in ADRs also involve some or all of the risks described below.

There is the possibility of cessation of trading on national exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S.  Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies.  The Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its NAV.

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Certain countries’ financial markets and services are less developed than those in the U.S. or other major economies.  In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S.  Foreign markets have substantially less volume than the U.S. markets and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies.  Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher.  Settlement practices may be cumbersome and result in delays that may affect portfolio liquidity.  The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

The Fund’s investments in foreign securities may increase the risks with respect to the liquidity of the Fund’s portfolio.  This could inhibit the Fund’s ability to meet a large number of shareholder redemption requests in the event of economic or political turmoil in a country in which the Fund has a substantial portion of its assets invested or deterioration in relations between the U.S. and the foreign country.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries.  These risks include (i) less economic stability; (ii) political and social uncertainty (for example, regional conflicts and risk of war); (iii) pervasiveness of corruption and crime; (iv) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (v) delays in settling portfolio transactions; (vi) risk of loss arising out of the system of share registration and custody; (vii) certain national policies that may restrict the fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (viii) foreign taxation; (ix) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (x) the absence of a capital market structure or market-oriented economy; and (xi) the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events.

In addition, many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years.  Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries.  Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.

Currency Risk.  Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss.  Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

American Depositary Receipts Risk.  ADRs reduce but do not eliminate all the risk inherent in investing in the securities of foreign issuers.  To the extent that the Fund acquires ADRs through banks that do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

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Interest Rate Risk.  To the extent the Fund invests in bonds or other debt securities, changes in interest rates will affect the value of the Fund’s portfolio and its share price.  When interest rates decline, the value of the Fund’s investments in bonds or other debt securities generally rises.  Conversely, rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund’s shares.  As of the date of this Statement of Additional Information, interest rates in the United States are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.

Illiquid Securities Risk.  Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market.  The sale of some illiquid securities by the Fund may be subject to legal restrictions, which could be costly to the Fund.

Recent Market Conditions.  The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets and the economy at large.  Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil.  It is uncertain how long these conditions will continue.

These market conditions have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default.  These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all.  The values of many types of securities have been reduced, including, but not limited to, mortgage-backed, asset-backed and corporate debt securities.  During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yield to decline.

The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide.  Illiquidity in these markets may mean there is less money available to purchase raw materials and goods and services, which may, in turn, bring down the prices of these economic staples.  The values of some sovereign debt and of securities of issuers that hold that sovereign debt have fallen.  These events and the potential for continuing market turbulence may have an adverse effect on the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

The U.S. federal government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies.  Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow the economy.  Others have opted for austerity, which may limit growth, at least in the short to medium term.  The ultimate effect of these efforts is only beginning to reveal itself. Changes in government policies may exacerbate the market’s difficulties and withdrawal of this support, or other policy changes by governments or central banks, could adversely impact the value and liquidity of certain securities.  In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

The situation in the financial markets has resulted in calls for increased regulation, and the need of many financial institutions for government help has given lawmakers and regulators new leverage.  The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) has initiated a dramatic revision of the U.S. financial regulatory framework that will continue to unfold over several years.  The Dodd-Frank Act covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; a process intended to improve financial systemic stability and the resolution of potentially insolvent financial firms; new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and additional regulation of hedge and private equity fund managers; and new federal requirements for residential mortgage loans.  Instruments in which the Fund may invest, or the issuers of such instruments, may be affected by the new legislation and regulation in ways that are unforeseeable.  Full compliance with some of the implementing regulations is not yet required.  Accordingly, the ultimate impact of the Dodd-Frank Act is not yet certain.

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The statutory provisions of the Dodd-Frank Act significantly change in several respects the ways in which investment products are marketed, sold, settled or terminated. In particular, the Dodd-Frank Act mandates the elimination of references to credit ratings in numerous securities laws, including the 1940 Act.  Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions as fundamental policies that may not be changed without the vote of (1) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented; or (2) a majority of the outstanding shares of the Fund.  Pursuant to such policies, the Fund may not:

1.	Invest more than 5% of its total assets (at the time of purchase) in any issuer (other than the U.S. Government, its agencies and instrumentalities).

2.
Invest in the securities of any single issuer, if immediately after and as a result of such investment, the Fund owns more than 10% of the outstanding securities, or more than 10% of the outstanding voting securities of any such issuer.

3.	Concentrate more than 25% of the value of its assets in any one industry or any small group of related industries.

4.	Invest in other companies for the purpose of exercising control or management.

5.	Purchase or sell real estate or real estate mortgage loans; provided that the Fund may invest in securities issued by companies which invest in real estate or interests therein.

6.	Purchase or sell commodities or commodity contracts.

7.
Make loans to other persons; provided that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed to be the making of a loan.

8.
Underwrite the securities of other issuers except insofar as the Fund may technically be deemed an “underwriter” under the Securities Act of 1933 (the “1933 Act”), as amended, in selling portfolio securities.

9.
Invest in securities which cannot be readily resold to the public because of legal or contractual restrictions on resale or for which no readily available market exists or in the securities of any company which has, together with any predecessor, a record of less than three years’ continuing operation.

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10.	Purchase securities on margin (except for short-term credit necessary for clearance of portfolio transactions) or sell securities short or write, sell or buy puts or calls, or any combination thereof.

11.
Purchase the securities of other investment companies except as an incident of a merger or consolidation or by purchase on the open market without sales commissions other than customary brokers’ commissions.

12.
Purchase or hold securities of any issuer any of whose officers, directors, trustees or security holders is an officer or director of the Fund or its investment adviser, if after such purchase one or more of such persons owns beneficially more than .5 of 1% of such securities and all of them own beneficially more than 5% of the securities of such company.

13.
Borrow money except as a temporary measure for extraordinary or emergency purposes and then only to an amount not exceeding 5% of the cost value of all its assets and for a period not exceeding 60 days.

14.	Pledge, mortgage or hypothecate its assets taken at market to an extent greater than 15% of its gross assets taken at cost.

15.	Permit its officers or directors or the officers or directors of its investment adviser to take long or short trading positions in Shares.

16.	Issue senior securities.

With respect to investment restriction 15, as a non-fundamental operating policy, the Fund interprets this restriction to prohibit short-term trading positions in Fund shares.  However, it does not preclude officers and directors of the Fund or the Adviser from otherwise making investments in shares of the Fund.

MANAGEMENT OF THE FUND

Board Leadership Structure. The Board of Directors has general oversight responsibility with respect to the operation of the Fund.  The Board has engaged Evercore Wealth Management, LLC (the “Adviser” or “EWM”) to manage the Fund and is responsible for overseeing the Adviser and other service providers to the Fund in accordance with the provisions of the 1933 Act and other applicable laws.  The Board has established an audit committee to assist the Board in performing its oversight responsibilities.

Frederick Taylor is Chairman of the Board.  Mr. Taylor is an “interested person” of the Fund as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund does not have a lead independent director.  The Fund has determined that its leadership structure is appropriate because it has been in place for over ten years and during that time the Fund has delivered competitive returns for its investors.

Board Oversight of Risk.  Through its direct oversight of Fund officers, and indirectly through the audit committee and service providers, the Board of Directors performs a risk oversight function for the Fund.  To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Fund; reviews and approves, as applicable, the compliance policies and procedures of the Fund; approves the Fund’s principal investment policies; adopts policies and procedures designed to deter market timing; meets with representatives of various service providers, including the Adviser and the independent registered public accounting firm of the Fund, to review and discuss the activities of the Fund and to provide direction with respect thereto; and appoints a chief compliance officer of the Fund who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers.

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The Fund has an audit committee consisting solely of the two independent directors.  The audit committee plays a significant role in the risk oversight of the Fund as it meets annually with the auditors of the Fund and periodically with the Fund’s chief compliance officer.

Management Information.  As a Maryland corporation, the business and affairs of the Fund are managed by its officers under the direction of its Board of Directors.  The name, age (as of March 31, 2014), address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Fund are as follows:

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Laird I. Grant 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 69	Director	Since 2012	Retired; Managing Director and Senior Portfolio Manager, U.S. Trust Company of Florida, 2001-2008.	1	Common Cents, New York City 2008-2009
Susan I. Suvall 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 54	Director	Since 2012	Retired; Group Managing Director and Senior Portfolio Manager, U.S. Equities, Trust Company of the West, 1985-2011.	1	None
INTERESTED DIRECTOR
Frederick Taylor** 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 73	Chairman, Director, and President	Since 2013	Senior Advisor, Evercore Wealth Management, LLC 2008-Present.	1	John’s Island Golf Club, 2012-Present; Vero Beach Museum and Vero Beach Museum Endowment Trust Board, 2012-Present; Trustee Emeritus, Wesleyan University, 2006-Present.

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Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past Five Years
OFFICERS
Ruth P. Calaman 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 47	Executive Vice President, Secretary and Chief Compliance Officer	Since 2012	Chief Compliance Officer, Evercore Wealth Management LLC, and Evercore Trust Company, N.A. since 2011; Vice President and Compliance Officer, The Goldman Sachs Trust Company, N.A., The Goldman Sachs Trust Company of Delaware and Goldman, Sachs & Co. 2005 - 2011.	1	None
John J. Rendinaro 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 52	Executive Vice President, Chief Operations Officer and Treasurer	Since 2012	Partner, Head of Trading and Operations, Evercore Wealth Management LLC since 2008; Managing Director, U.S. Trust 1983 - 2008.	1	None
*
Each Director serves for an indefinite term until his or her successor is duly elected and qualifies, unless the Director resigns, dies or is removed in accordance with the provisions of the Fund’s By-Laws.

**	Denotes a Director who is an “interested person” in the Fund because of his association with the Adviser.

Qualification of Directors.  Frederick Taylor became a Director in 2013.  Mr. Taylor has extensive experience in the investment management industry as a vice chairman and chief investment officer of a trust company.  Mr. Taylor has also served as a board member for various companies and not for profit organizations.

Laird I. Grant became a Director in 2012.  Ms. Grant has extensive experience in the investment management industry as a managing director, president, chief executive officer, executive vice president, chief investment officer and portfolio manager of a trust company.  Ms. Grant has also served as a board member for various companies and not for profit organizations.

Susan I. Suvall became a Director in 2012.  Ms. Suvall has extensive experience in the financial services and investment management industries as group managing director of U.S. equities for a global investment firm as well as serving as an equity analyst and options trader at national financial services firms.

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Board Interest in the Fund.  As of December 31, 2013, the Directors owned the following amounts in the Fund:

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies

Independent Directors:
Susan I. Suvall	None	None
Laird I. Grant	None	None

Interested Director:
Frederick Taylor	None	None

Compensation.  For their service, the Directors receive an annual fee of $12,500 each.  In addition, the Fund’s Directors are reimbursed for expenses incurred in connection with their attendance at Board Meetings held during the year.  The table below details the amount of compensation the Directors received from the Fund for the fiscal year ended December 31, 2013.  The aggregate compensation is provided by the Fund.  The Fund makes no payments of salary to any Officer in such capacity.

Name of Person, Position	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex* Paid to Directors

Independent Directors:
Susan I. Suvall	$12,500	None	None	$12,500
Laird I. Grant	$12,500	None	None	$12,500

Interested Director:
Frederick Taylor	$6,250	None	None	$6,250
*	The “Fund Complex” includes only the Fund.

Management Ownership.  As of March 31, 2014, all Officers and Directors of the Fund as a group owned (according to information supplied by them) of record or beneficially a total of 3,019 shares or approximately 0.05% of the Fund’s outstanding shares.  Furthermore, neither the Independent Directors nor members of their immediate family own securities beneficially or of record in the Adviser, the principal underwriter or an affiliate of the Adviser or principal underwriter or any person controlling, controlled by, or under common control with the Adviser or principal underwriter.  Accordingly, neither the Independent Directors nor members of their immediate family, have a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the principal underwriter or any of their affiliates.  In addition, during the most recently completed calendar year, neither the Independent Directors nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeded $120,000 and to which the Adviser, the principal underwriter or any affiliate thereof was a party.

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Board Committees. The Fund has one standing committee: the Audit Committee.  The Audit Committee is comprised exclusively of all of the Independent Directors.  The Audit Committee typically meets once per year with respect to the Fund.  The functions of the Audit Committee are to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.  The Audit Committee met once during the Fund’s fiscal year ended December 31, 2013.

CODE OF ETHICS

The Fund, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act.  These Codes of Ethics permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF FUND SECURITIES

Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities or otherwise acknowledges the existence of control.  Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities.  As of March 31, 2014, the Fund had no control persons, but the following shareholders owned more than 5% of the outstanding voting securities of the Fund:

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	SEI Investments Management Corp	PA	83.23%	Record
Charles Schwab & Co. 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	5.40%	Record

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by the Adviser.  Officers of the Fund are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business as well as the negotiation of commissions and/or the price of the securities.  Portfolio turnover will be no more than is necessary to meet the Fund’s investment objectives.  It is anticipated that the Fund’s portfolio turnover may from time-to-time exceed 100%; however in the last 2 years the portfolio turnover rate for the Fund has remained below this level.

Portfolio changes will be made promptly in the event that the Adviser shall consider such action appropriate, without regard to the length of time any security involved was held or the impact of such changes on turnover consistent with the Fund’s objectives.

The portfolio turnover rate is calculated by dividing the lesser of the annual sales or purchases of portfolio securities by the monthly average value of the portfolio securities held by the Fund during the year (excluding all securities whose maturities or expiration dates at the time of acquisition were one year or less).  A high portfolio turnover may result in higher brokerage costs and additional capital gains taxes.

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During the past two fiscal years, the Fund’s portfolio turnover rate was as follows:

Portfolio Turnover Rate For Fiscal Years Ended December 31,
2013	2012
36.65%	84.10%

When considering prospective investments, the Fund anticipates retaining securities purchased over a period of time.  However, review of the portfolio relative to alternate investments may lead to disposition of a security in a short period of time.

In instances where securities are purchased on a commission basis, the Fund will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.  The Fund, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time.  The Fund does not intend to solicit competitive bids on each transaction.

The Fund believes it is in its best interest and that of its shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates.  Broker-dealers meeting these qualifications also will be selected for any research or other services provided to the Fund.  Substantially all of the portfolio transactions are through brokerage firms that are members of the New York Stock Exchange (“NYSE”), which is typically the most active market in the size of the Fund’s transactions and for the types of securities predominant in the Fund’s portfolio.  When buying securities in the over-the-counter market, the Fund will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere.  The Fund normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide it such benefits or services.  However, the Fund reserves the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934, as amended, when it appears that this would be in the best interests of the shareholders.  The Fund did not acquire any securities of its “regular brokers or dealers” during the fiscal year ended December 31, 2013.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business.  Brokerage allocation is reviewed regularly by both the Board of Directors of the Fund and the Adviser.

The Fund has developed policies to ensure that its selection of selling brokers for portfolio transactions is not influenced by considerations about the sale of Fund Shares.

Research services furnished by broker-dealers may be useful to the Adviser in serving other clients, as well as the Fund.  Conversely, the Fund may benefit from research services obtained by the Adviser from the placement of portfolio brokerage of other clients.

When it appears to be in the best interests of its shareholders, the Fund may join with other clients of the Adviser in acquiring or disposing of a portfolio holding.  Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction.  In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

During the past three fiscal years, the Fund paid the following brokerage commissions, to brokerage firms in connection with its purchases and sales of portfolio securities.

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Brokerage Commissions For Fiscal Years Ended December 31,
2013	2012	2011
$34,654(1)	$79,323	$61,149
(1)	The decrease in brokerage commissions from fiscal year 2012 to 2013 was due to a decrease in portfolio turnover.

During the fiscal years ended December 31, 2011 through 2013, none of the brokers employed by the Fund (i) was an “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of the Fund; (ii) was an affiliated person of such an affiliated person; or (iii) had an affiliated person who was also an affiliated person of the Fund or the Adviser.

PORTFOLIO HOLDINGS INFORMATION

The Fund maintains written policies and a procedure regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interest of the Fund’s shareholders.  The officers of the Fund, on a regular basis, receive reports as to purchases and redemptions of Fund shares and review these reports to determine if there is any unusual trading in Fund shares.  The officers of the Fund will report to the Board any such unusual trading in Fund shares.

The Fund has entered into arrangements with certain third party service providers for services that require these groups to have access to the Fund’s portfolio on a daily basis.  As a result, such third party service providers may receive portfolio holdings information prior to and more frequently than the public disclosure of such information.  For example, the Fund may disclose portfolio holdings information to the fund accountant who is responsible for maintaining the accounting records of the Fund, which includes maintaining a current portfolio of the Fund.  The Fund also undergoes an annual audit, which requires the Fund’s independent auditor to review the Fund’s portfolio.  In addition to the Fund’s fund accountant, the Fund’s custodian also maintains an up-to-date list of the Fund’s holdings.  Further, the Fund may disclose its portfolio holdings to printers for the purpose of preparing Fund regulatory filings, to other service providers such as proxy voting service providers or portfolio management data base providers in connection with their providing services to the Fund and to ranking organizations for use in developing a ranking for the Fund.  Each of these parties is contractually and/or ethically prohibited from sharing the Fund’s portfolio or trading on portfolio holdings information unless specifically authorized by the Fund’s Chief Compliance Officer or another designated officer of the Fund.

The Fund makes its full portfolio holdings publicly available on its website on a monthly basis, but not earlier than five days after each month end.  The Fund also, at the end of each calendar quarter, lists the 15 largest holdings by percentage of assets, on its web site, but not earlier than five days after the end of the quarter.

Additionally, the Fund may provide its entire portfolio to the following ranking organizations:  Morningstar, Inc., Lipper, Inc., Standard & Poor’s Financial Services, LLC, Bloomberg L.P., Thomson Financial Research, Vickers Stock Research, Corporation Data and Capital Bridge, Inc.  The Fund’s management has determined that these organizations provide investors with a valuable service and therefore are willing to provide them with portfolio information.  The Fund may not pay these organizations or receive any compensation from them for providing this information.  The Fund may provide portfolio information to these organizations on either a monthly or quarterly basis, but not until such information is at least five to ten days old.  Because the information that is provided is at least five to ten days old, the Fund has not required that these ranking organizations be subject to confidentiality agreements or trading prohibitions.

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TAX STATUS

The following information supplements the information set forth in the Prospectus.

The Fund receives income generally in the form of dividends and interest on its investments.  This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you.  Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities.  Distributions from net short-term capital gains will be taxable to you as ordinary income or qualified dividend income.  Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Certain distributions paid out of the Fund’s investment company taxable income, to the extent attributable to qualifiying dividend income received by the Fund, may be taxable to noncorporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income.

Certain net investment income received by an individual having modified adjusted gross income in excess of $200,000 (or $250,000 for married individuals filing jointly) may be subject to a tax of 3.8% percent. Undistributed net investment income of trusts and estates in excess of a specified amount also will be subject to this tax. Dividends and capital gains distributions paid by the Fund and gains from the redemption of Fund shares will constitute investment income of the type subject to this tax.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund.  Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund.  These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund’s ordinary income otherwise available for distribution to you.  This treatment could increase or reduce the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital.

The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities.  If more than 50% of the Fund’s total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you.  However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax.  The Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will notify you of their tax status for federal income tax purposes shortly after the close of each calendar year.  If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

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The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year.  As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you.  The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.  In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund’s earnings and profits.

To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.  The Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares the IRS will require that you report a gain or loss on your redemption.  If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.  Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

If you are a corporate shareholder, you should note that some percentage of the dividends paid by the Fund might qualify for the dividends-received deduction.  In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends.  The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment.  All dividends (including the deducted portion) must be included in your alternative minimum tax taxable income calculation.

PRINCIPAL UNDERWRITER

Quasar Distributors, LLC, the Fund’s principal underwriter or distributor (the “Distributor”), offers Shares of the Fund on a continuous basis.  During the last three fiscal years, the Distributor did not receive any net underwriting discounts or commissions, compensation on redemptions and repurchases, brokerage commissions or other compensation from the Fund.

DETERMINATION OF NET ASSET VALUE

The Fund’s NAV per share is determined as of the close of business on the NYSE (currently, 4:00 p.m. Eastern time) on each day the NYSE is open for trading.  The Fund does not expect to determine the NAV of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share.  NAV will not be determined on the following holidays:  New Year’s Day, Martin Luther King, Jr.’s Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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The Fund’s NAV per share is computed by dividing the value of the securities held by the Fund, plus any cash or other assets (including interest and dividends accrued but not yet received), minus all liabilities (including accrued expenses), by the total number of shares outstanding at such time.  Expenses, including the fees payable to the Adviser, are accrued daily as is practicable.  Dividends receivable are treated as assets from the date on which securities go ex-dividend and interest on bonds or other interest-bearing securities is accrued daily.

An example of how the Fund calculated its NAV per share as of December 31, 2013 is as follows:

Net Assets	=	NAV Per Share
Shares Outstanding

$78,047,612	=	$13.23
5,899,061

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Board pursuant to pricing procedures adopted by the Board.  In determining fair value, the Board considers, among other things: 1) the last sales price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the last bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

PURCHASE AND REDEMPTION SERVICES

The Fund reserves the right in certain circumstances to:

•	Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of the Fund’s special investment programs.

•	Begin charging a fee for certain redemption services and to change the service upon 60 days written notice to you.

•	Begin charging a fee for the systematic withdrawal plan upon 30 days written notice to you.

•	Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders.

SHARE PURCHASES

The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.  We cannot process transaction requests that are not complete and in good order as defined in the prospectus.  If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee.  Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the NAV per share next effective after the order is received by the Fund.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year.  This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned.  A transcript of all activity in your account during the previous year will be furnished each January.  By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account that provides necessary tax information.

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Upon purchase, the proper number of full and fractional shares are credited to your account and confirmed by the Fund’s transfer agent (the “Transfer Agent”), U.S. Bancorp Fund Services, LLC (“USBFS”).

Retirement Plans.  Shares may be purchased by virtually all types of tax deferred retirement plans.  Please contact the Fund at 1-800-443-4693 to obtain plan forms and/or custody agreements for the following:

•	Individual Retirement Accounts

•	Roth IRA Accounts

•	Coverdell Educational Savings Accounts

•	Simplified Employee Pension Plans

U.S. Bank, N.A. serves as fiduciary and custodian of the above-mentioned retirement plans.  Dividends and distributions will be automatically reinvested without a sales charge.  For further details, including rights of revocation, fees charged, tax consequences and redemption information, see the specific plan documents that can be obtained from the Fund.  Investors should consult with their tax advisor before establishing any of the tax-deferred retirement plans listed above.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders.

The Fund may accept investments in kind of stocks based on judgments as to whether, in each case, acceptance of stock will allow the Fund to acquire the stock at no more than the net cost of acquiring it through normal channels, and whether the stock has restrictions on its sale by the Fund under the 1933 Act.  Fund shares purchased in exchange for stocks are issued at NAV.

The Fund reserves the right to refuse to accept orders for Fund shares unless accompanied by payment.

REDEMPTION OF SHARES

The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.  The Transfer Agent cannot process transaction requests that are not complete and in good order as defined in the prospectus.  We must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Board under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the NYSE is closed, other than customary weekend and holiday closing, or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission (“SEC”) may by order permit for the protection of the Fund’s shareholders.

All redemption and repurchase payments will be made by check, except that if the Board determines that it is in the best interest of the remaining Stockholders, redemptions and repurchases may be made in kind from the portfolio of the Fund, in lieu of cash, taking such securities at their value employed in determining NAV, and selecting the securities in such manner as the Board may deem fair and equitable.  Redemptions made in kind are taxable transactions.  In such event, the Fund may comply with Rule 18f-1 promulgated by the SEC under Section 18(f) of the 1940 Act, pursuant to which the Fund, upon filing a notification of election with the SEC, would redeem and repurchase Shares solely in cash during any 90-day period for any one Stockholder up to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of such 90-day period.  In the event of redemptions or repurchases in kind, a stockholder may incur brokerage commissions in realizing cash thereon.

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Because the NAV of a Share fluctuates as a result of changes in the value of securities owned by the Fund, the amount received upon redemption may be more or less than the amount paid for such Shares.

Systematic Withdrawal Plan.  The payments specified by an investor will be made out of the proceeds of redemption of Shares credited to his account.  Accordingly, since the withdrawal payments represent the proceeds for Share redemptions, an investor’s invested capital will be reduced to the extent that withdrawal payments exceed the income dividends and capital gains distributions paid and reinvested on his Shares.  Continued withdrawals in excess of current income risk the exhaustion of invested capital.

All dividends and distributions of Shares are reinvested in additional Shares at NAV per Share, that is, without sales charge.

ABANDONED PROPERTY

It is important that the Fund maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account.  If the Fund is unable to locate the investor, it will determine whether the investor’s account has legally been abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.

INVESTMENT ADVISORY AND OTHER SERVICES

Information About Adviser.  EWM, the Fund’s investment adviser, with principal offices at 55 East 52nd Street, 23rd Floor, New York, New York 10055 is a Delaware limited liability company.  It has served as the Fund’s investment adviser since May 1, 2010.

The following table sets forth the name and address of all parent companies of EWM as of December 31, 2013, and shows the basis of control of EWM and each parent company.  Each company’s address is 55 East 52nd Street, 23rd Floor, New York, New York 10055.  No person other than the entities named below own ten percent or more of the voting securities of EWM.

Name	Entity in Which Interest is Owned
Evercore Partners Services East, LLC	Evercore Wealth Management, LLC
Evercore Group Holdings LP	Evercore Partners Services East LLC
Evercore Group Holdings LLC	Evercore Group Holdings LP
Evercore LP	Evercore Group Holdings LLC
Evercore Partners Inc.	Evercore LP

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The Advisory Agreement.  EWM furnishes investment advisory research, statistical and managerial services and provides the Fund with a continuous investment program pursuant to an Investment Advisory Contract (the “Advisory Agreement”).  Under the Advisory Agreement the Fund pays its own expenses including interest charges; taxes; costs of purchasing and selling securities for its portfolio; rent; expenses of redemption of shares; auditing and legal expenses; expenses attributable to setting the type for and printing only such copies of prospectuses as are filed with any federal or state agency, regulatory authority or governmental department; directors’ fees and expenses necessarily incurred by directors in attendance at directors’ meetings; expenses of administrative personnel and administrative services; custodian fees; fees of the Transfer Agent, the registrar and the dividend disbursing agent; cost of stock certificates and corporate reports; all other printing expenses not specifically allocated to EWM under the Agreement; costs in connection with Board meetings and meetings of Stockholders, including proxy material preparation and distribution, filing fees, dues, insurance premiums, miscellaneous management and operating expenses and expenses of an extraordinary and nonrecurring nature.

The Advisory Agreement provides that it shall continue in effect for a period of two years from its effective date and that it may be continued from year to year thereafter only if specifically approved at least annually by a vote of a majority of the Board, or by the vote of a majority of the Fund’s outstanding voting securities.  In either case, each continuance must be approved by a majority vote of the directors who are not parties to such contract or “interested persons” of any such party to such contract (other than as directors of the Fund) cast in person at a meeting called for that purpose.

The Advisory Agreement may be amended or modified only by the vote of a majority of the Fund’s outstanding voting securities and a majority of the Board, including a majority of such directors who are not parties of the Agreement or “interested persons” of any such party (other than as directors of the Fund).

The Advisory Agreement may be terminated, without penalty, on 60 days’ written notice to EWM, by the Board or by the vote of a majority of the Fund’s outstanding voting securities.  It automatically terminates upon its “assignment” within the meaning of Section 2(a)(4) of the 1940 Act.

Description of the Advisory Fee.  The Advisory Agreement provides for an advisory fee equal to 0.50% of the Fund’s average daily net assets on an annualized basis.  Such advisory fee is calculated and paid monthly.  The tables below set forth, for the fiscal years ended December 31, 2013, 2012 and 2011, the management fees payable to the Fund under the Advisory Agreement, the amount of the advisory fees and Fund operating expenses waived or reimbursed by EWM, and the net advisory fees paid by the Fund to EWM under the Advisory Agreement:

Advisory Fees Paid to EWM
Fiscal Year Ended	Advisory Fee	Reimbursement	Advisory Fee After Reimbursement
December 31, 2013	$345,843	$172,135	$173,708
December 31, 2012	$211,881	$135,338	$76,543
December 31, 2011	$129,541	$120,711	$8,830

Expense Limitation.  Effective October 1, 2010, EWM contractually agreed to waive its fees and/or reimburse the Fund to the extent necessary to ensure that total annual Fund operating expenses (excluding all federal, state and local taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 1.00% of the Fund’s average daily net assets.  This agreement will continue in effect through April 30, 2015.  EWM has the right to recover any fee waivers and/or expense reimbursements made in the three prior fiscal years pursuant to this agreement, provided that the Fund’s total annual operating expenses do not exceed 1.00% of average daily net assets in the year of reimbursement.  Accordingly, $120,711 of the expenses reimbursed by EWM during 2011 may be recovered through December 31, 2014, $135,338 of the expenses reimbursed by EWM during 2012 may be recovered through December 31, 2015 and $172,135 of the expenses reimbursed by EWM during 2013 may be recovered through December 31, 2016.

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Portfolio Managers.  Timothy Evnin, Partner and Portfolio Manager of the Adviser, and Charles D. Ryan, Partner and Portfolio Manager of the Adviser (the “Portfolio Managers”), are responsible for the investment management of the Fund.  Mr. Evnin and Mr. Ryan are supported by Michael Seppelt, CFA, Partner and Portfolio Manager of the Adviser since September 2011.

The following table provides information regarding other accounts managed by the portfolio managers as of December 31, 2013:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Timothy Evnin
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	140	$475 million	0	$0

Charles D. Ryan
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	142	$450 million	0	$0

Material Conflict of Interest.  Where conflicts of interest arise between the Fund and other accounts managed by the Portfolio Managers, the Portfolio Managers will proceed in a manner that ensures that the Fund will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by the Portfolio Managers.  In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Compensation. The Portfolio Managers’ compensation is made up of a fixed base salary augmented by optional participation in the Adviser’s retirement, health and welfare benefits program, as well as an annual variable discretionary bonus which may be comprised of cash, stock or deferred compensation, and is based on the achievement of investment and non-investment related professional goals.  All such compensation is paid by the Adviser and this structure is used for the Portfolio Managers regardless of the type of account they manage for the Adviser.  The value of the assets held in the Fund’s portfolio over the previous year and the Fund’s pre and post-tax performance against the S&P 500 and/or Russell 1000 index may be among the factors the Adviser considers when determining the Portfolio Managers’ annual variable discretionary bonus.

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Securities Owned in the Fund by Portfolio Managers.  As of December 31, 2013, the Portfolio Managers beneficially owned shares of the Fund as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Timothy Evnin	$100,001 - $500,000
Charles Ryan	$50,001 - $100,000

The Underwriting Agreement.  Pursuant to a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  The offering of the Fund’s shares is continuous.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  U.S. Bank, N.A., USBFS and the Distributor are affiliated entities.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Directors or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Directors who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board of Directors, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act) of the Fund, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

During the fiscal years ended December 31, 2011 through 2013, neither the Distributor nor EWM received any underwriting commissions.

Shareholder Servicing Agreement.  The Fund has entered into a shareholder servicing agreement (a “Servicing Agreement”) with the Adviser under which the Adviser may compensate certain persons who provide shareholder services, including, among other things, answering customer inquiries, assisting with processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders.  For these services, the Fund pays the Adviser a fee at an annual rate of 0.25% of the Fund’s average daily net assets.

During the past three fiscal years, the Fund paid the following in Shareholder Servicing Fees to EWM:

Shareholder Servicing Fees For Fiscal Years Ended December 31,
2013	2012	2011
$172,921	$105,940	$64,770

Administrator.  Pursuant to a Fund Administrative Services Agreement, USBFS is the Fund’s administrator.  As such, USBFS provides certain administrative services, such as compliance monitoring, regulatory filings, financial, shareholder, regulatory and tax reporting, and state registrations.  The Fund incurred the following expenses for fund administration services during the previous three fiscal years:

Fund Administrative Expenses For Fiscal Years Ended December 31,
2013	2012	2011
$55,452	$41,468	$40,202

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Fund Accounting and Transfer Agent.  USBFS, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as Fund Accountant and Transfer Agent to the Fund pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement.  Under the Fund Accounting Servicing Agreement, USBFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. USBFS will receive a fund accounting fee from the Fund, which will be billed on a monthly basis.  Under the Transfer Agent Servicing Agreement, USBFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to:  (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of Fund shares sold in each state.  USBFS will receive a transfer agent fee, which will be billed on a monthly basis.

Custodian.  The Custodian for the Fund is U.S. Bank, N.A., 1555 N. Rivercenter Drive, Suite 302, Milwaukee, WI 53212, an affiliate of USBFS.  As Custodian, U.S. Bank, N.A. holds all of securities and cash owned by the Fund.

Independent Registered Public Accounting Firm.  Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, OH, 44115 is the Fund’s independent registered public accounting firm.  The Fund’s financial statements are audited annually by Cohen Fund Audit Services, Ltd. and approved by the Board each year, and in years in which a shareholder meeting is held the Directors may submit their selection of independent registered public accounting firm to shareholders for ratification.

PROXY VOTING GUIDELINES

These guidelines are designed to reflect the fiduciary duty to vote proxies in favor of shareholder interests.  In determining votes, the Adviser will not subordinate the economic interest of the Fund to any other entity or interested party.  The following guidelines will be used for each of the following four categories of issues:

Routine Proposals.  Routine proposals are those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders.  Given the routine nature of these proposals, proxies will nearly always be voted with management.  Traditionally, these issues include:

•	Approval of auditors
•	Election of directors
•	Indemnification provisions for directors
•	Liability limitations of directors
•	Name changes

Non-Routine Proposals.  Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder’s investment.  The Adviser will review each issue in this category on a case-by-case basis.  As previously stated, voting decisions will be made based on the financial interest of the Fund.  Non-routine matters include:

•	Mergers and acquisitions
•	Restructuring
•	Reincorporation
•	Changes in capitalization
•	Increase in number of directors
•	Increase in preferred stock
•	Increase in common stock
•	Stock option plans

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Corporate Governance Proposals.  Proxies will generally be voted against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment.  Proposals in this category would include:

•	Poison pills
•	Golden parachutes
•	Greenmail
•	Supermajority voting
•	Dual class voting
•	Classified boards

Shareholder Proposals.  Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters.  Each issue will be reviewed on a case-by-case basis in order to determine the position that best represents the financial interest of the Fund.  Shareholder matters include:

•	Annual election of directors
•	Anti-poison pill
•	Anti-greenmail
•	Confidential voting
•	Cumulative voting

Although many proxy proposals can be voted in accordance with the Adviser’s proxy voting guidelines, some proposals will require special consideration, and the Adviser will make a decision on a case-by-case basis in these situations.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict as follows:

To the extent the Adviser is making a case-by-case determination under its proxy voting guidelines, the Adviser will disclose the conflict to the Board and obtain the Board’s consent to vote or direct the matter to an independent third party, selected by the Board, for a vote determination.  If the Board’s consent or the independent third party’s determination is not received in a timely manner, the Adviser will abstain from voting the proxy.

Information regarding how the Fund voted its proxies during the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling the Fund at 1-800-443-4693, and on the SEC’s website at http://www.sec.gov.

ANTI-MONEY LAUNDERING PROGRAM

The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

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Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and the Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

Description of Shares.  The Fund was organized as a Maryland corporation on December 23, 1945 and has an authorized capital of 500,000,000 shares.  Each Share has equal voting, dividend, redemption and liquidation rights.  There is no limitation on transferability, and no Share is subject to further call by the Fund.  The Shares have non-cumulative voting rights, which means that the holders of more than 50 percent of the Shares voting for the election of directors can elect 100 percent of the directors if they choose to do so, and, in such event, the holders of the remaining Shares voting for the election of directors will not be able to elect any person or persons to the Board.  In addition, Directors of the Fund elected by the shareholders serve until a successor is elected and assumes office.  The Fund, consistent with applicable Maryland law, does not hold an annual meeting of shareholders in any year in which such a meeting is not required under state law or the 1940 Act.  The fiscal year of the Fund ends on December 31 of each year.

FINANCIAL STATEMENTS

The financial statements of the Fund for the year ended December 31, 2013 are incorporated herein by reference to the Fund’s Annual Report, filed electronically with the SEC on February 28, 2014.  These financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statements of changes in net assets, financial highlights, notes and the report of the Fund’s independent registered public accounting firm, Cohen Fund Audit Services, Ltd.

Table of Contents - Statement of Additional Information

Appendix A – Description of Bond Ratings

Standard & Poor’s (“S&P”) Long-Term Rating Scale:

AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C – A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Table of Contents - Statement of Additional Information

D – An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days, irrespective of any grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.  An obligation's rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-) – The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Moody’s Investors Service, Inc.’s (“Moody’s”) Long-Term Rating Scale:

Aaa – Obligations rated Aaa are judged to be of the highest quality and are subject to the lowest level of credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are judged to be medium-grade and are subject to moderate credit risk, and as such may possess certain speculative characteristics.

Ba – Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B – Obligations rated B are considered speculative and are subject to high credit risk.

Caa – Obligations rated Caa are judged to be speculative, of poor standing and are subject to very high credit risk.

Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C – Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Modifiers:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P’s Short-Term Issue Credit Ratings:

A-1 – A short-term obligation rated ‘A-1’ is rated in the highest category by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Table of Contents - Statement of Additional Information

A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - A short-term obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings – S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’).  With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Moody’s Short-Term Debt Ratings:

P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Table of Contents - Statement of Additional Information

THE WALL STREET FUND, INC.

PART C

OTHER INFORMATION

Item 28.                      Exhibits.

(a)		Articles of Incorporation
(i)
Articles of Incorporation as filed with the State Department of Assessments and Taxation of Maryland, dated December 21, 1945 were previously filed with Registrant’s Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A filed with the SEC on April 30, 1999 and is incorporated by reference.

(ii)
Articles of Amendment to Registrant’s Articles of Incorporation as filed with the State Department of Assessments and Taxation of Maryland, dated March 19, 1946 were previously filed with Registrant’s Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A filed with the SEC on April 30, 1999 and is incorporated by reference.

(iii)
Articles of Amendment to Registrant’s Articles of Incorporation as filed with the State Department of Assessments and Taxation of Maryland, dated September 29, 1969 were previously filed with Registrant’s Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A filed with the SEC on April 30, 1999 and is incorporated by reference.

(b)		By-laws.
(i)
Amended and Restated Bylaws dated February 28, 2005 (and all amendments thereto) were previously filed with Registrant’s Post-Effective Amendment No. 62 to its Registration Statement on Form N-1A filed with the SEC on April 27, 2005 and is incorporated by reference.

(c)		Instruments Defining Rights of Security Holders are incorporated by reference into the Registrant’s Articles of Incorporation.
(d)		Investment Advisory Contracts.
(i)
Investment Advisor Contract dated as of May 1, 2010 was previously filed with Registrant’s Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A filed with the SEC on May 7, 2010 and is incorporated by reference.

(e)		Underwriting Contracts.
(i)
Distribution Agreement dated as of May 1, 2010 was previously filed with Registrant’s Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A filed with the SEC on May 7, 2010 and is incorporated by reference.

(f)		Bonus or Profit Sharing Contracts — Not Applicable.
(g)		Custodian Agreements
(i)
Custody Agreement dated as of July 20, 2001 was previously filed with Registrant’s Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A filed with the SEC on September 27, 2001 and is incorporated by reference.

(ii)
Amendment to the Custody Agreement dated January 1, 2002 was previously filed with Registrant’s Post-Effective Amendment No. 65 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2008 and is incorporated by reference.

(iii)
Amendment to the Custody Agreement dated May 18, 2010 was previously filed with Registrant’s Post-Effective Amendment No. 70 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2011 and is incorporated by reference.

(h)		Other Material Contracts.

(i)
Fund Administration Servicing Agreement dated as of July 20, 2001 was previously filed with Registrant’s Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A filed with the SEC on September 27, 2001 and is incorporated by reference.

(A)
Amendment to the Fund Administration Servicing Agreement dated January 1, 2002 was previously filed with Registrant’s Post-Effective Amendment No. 65 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2008 and is incorporated by reference.

(ii)
Transfer Agent Servicing Agreement dated as of July 20, 2001 was previously filed with Registrant’s Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A filed with the SEC on September 27, 2001 and is incorporated by reference.

(A)
Amendment to the Transfer Agent Servicing Agreement dated January 1, 2002 was previously filed with Registrant’s Post-Effective Amendment No. 65 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2008 and is incorporated by reference.

(B)
Amendment to the Transfer Agent Servicing Agreement dated July 24, 2002 was previously filed with Registrant’s Post-Effective Amendment No. 65 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2008 and is incorporated by reference.

(C)
Amendment to the Transfer Agent Servicing Agreement dated March 7, 2006 was previously filed with Registrant’s Post-Effective Amendment No. 65 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2008 and is incorporated by reference.

(iii)
Fund Accounting Servicing Agreement dated November 17, 2005 was previously filed with Registrant’s Post-Effective Amendment No. 65 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2008 and is incorporated by reference.

(iv)
Shareholder Servicing Agreement dated as of May 1, 2010 was previously filed with Registrant’s Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A filed with the SEC on May 7, 2010 and is incorporated by reference.

	(v)		Power of Attorney – Filed Herewith.
(vi)
Operating Expenses Limitation Agreement dated September 16, 2010 was previously filed with Registrant’s Post-Effective Amendment No. 70 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2011 and is incorporated by reference.

(i)			Legal Opinions.
	(i)		Opinion and Consent of K&L Gates - Filed Herewith.
(j)			Other Opinions.
	(i)		Consent of Independent Registered Public Accounting Firm - Filed Herewith.
(k)			Omitted Financial Statements — Not Applicable.
(l)			Form of Agreement Relating to Initial Capital — Not applicable.
(m)			Rule 12b-1 Plan — Not Applicable.
(n)			Rule 18f-3 Plan — Not Applicable.
(o)			Reserved.
(p)			Code of Ethics.
	(i)		Previously filed with Registrant’s Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A filed with the SEC on September 27, 2001 and is incorporated by reference.

Item 29.    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

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Item 30.   Indemnification

Item 4 of Part II of Post-Effective Amendment No. 37 to Registrant’s Registration Statement, filed with the Commission on May 28, 1981, is hereby incorporated by reference.

Reference is made to Article VII of Registrant’s Bylaws, Section 10 of the Investment Advisor Contract and Section 7 of the Distribution Agreement.

Reference is made to Section 2-418 of the Maryland Corporations and Associations Law, which generally provides for indemnification of directors, officers, employees and agents by reason of service in that capacity unless it is established that the act or omission of the person was material to the matter giving rise to the proceeding, and was committed in bad faith or was the result of active or deliberate dishonesty, or the person actually received an improper personal benefit in money, property or services, or, in the case of any criminal proceeding, the person had reasonable cause to believe that the act or omission was unlawful.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.   Business and Other Connections of Investment Adviser

Evercore Wealth Management, LLC is the Adviser of The Wall Street Fund, Inc.  See captions “Management of the Fund” in the Prospectus and “Investment Advisory and Other Services” in the Statement of Additional Information.

With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 31, 2014.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.   Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	KKR Alternative Corporate Opportunities Fund P
Aegis Value Fund, Inc.	KKR Series Trust
Allied Asset Advisors Funds	Litman Gregory Funds Trust
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	LoCorr Investment Trust
Alpine Series Trust	Loeb King Trust
Appleton Funds	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Bridge Builder Trust	Matrix Advisors Value Fund, Inc.
Bridges Investment Fund, Inc.	Merger Fund

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Brookfield Investment Funds	Monetta Trust
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Capital Guardian Funds Trust	Perritt Funds, Inc.
Cushing Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
ETF Series Solutions	Prospector Funds, Inc.
Evermore Funds Trust	Provident Mutual Funds, Inc.
FactorShares Trust	Purisima Funds
First American Funds, Inc.	Rainier Investment Management Mutual Funds
First American Investment Funds, Inc.	RBC Funds Trust
First American Strategy Funds, Inc.	SCS Financial Funds
Glenmede Fund, Inc.	Stone Ridge Trust
Glenmede Portfolios	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Hennessy Funds, Inc.	USFS Funds Trust
Hennessy Mutual Funds, Inc.	Wall Street Fund, Inc.
Hennessy SPARX Funds Trust	Westchester Capital Funds
Hotchkis & Wiley Funds	Wexford Trust/PA
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

        (b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not applicable.

4

Item 33.                      Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	Evercore Wealth Management, LLC 55 East 52nd Street, 23rd Floor New York, New York 10055
Registrant’s Underwriter	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 34.                      Management Services

Not Applicable.

Item 35.                      Undertakings

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 76 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 76 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 25th day of April, 2014.

THE WALL STREET FUND, INC.

By: /s/ Frederick Taylor
       Frederick Taylor
       President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 76 to its Registration Statement has been signed below on April 25, 2014, by the following persons in the capacities indicated.

/s/ Frederick Taylor	Chairman, President and Director
Frederick Taylor

Ruth P. Calaman* Ruth P. Calaman	Executive Vice President, Secretary and Chief Compliance Officer

John J. Rendinaro* John J. Rendinaro	Executive Vice President, Chief Operations Officer and Treasurer

Laird I. Grant* Laird I. Grant	Independent Director

Susan Suvall* Susan Suvall	Independent Director

* By: /s/ Frederick Taylor Frederick Taylor Attorney-in-Fact pursuant to Power of Attorney filed herewith.

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EXHIBIT INDEX

Exhibit	Exhibit No.

Power of Attorney	EX.99.h.(v)
Opinion and Consent of K&L Gates LLP	EX.99.i.(i)
Consent of Cohen Fund Audit Services, Ltd.	EX.99.j.(i)

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